Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 327,368	$ 324,969	$ 630,470	$ 621,817
Cost of services	(283,484)	(271,830)	(549,131)	(525,736)
Gross profit	43,884	53,139	81,339	96,081
Selling, general and administrative expenses (excluding Amortization)	(12,099)	(14,329)	(23,920)	(28,020)
Amortization	(4,694)	(4,694)	(9,387)	(9,387)
Operating income	27,091	34,116	48,032	58,674
Interest expense, net	(8,562)	(9,439)	(16,846)	(20,043)
Other income, net	940	184	1,999	805
Income before income tax	19,469	24,861	33,185	39,436
Income tax expense	(4,268)	(5,988)	(7,593)	(10,581)
Net income	$ 15,201	$ 18,873	$ 25,592	$ 28,855
Weighted average shares outstanding (Note 10):
Basic	96,428,791	95,437,068	96,284,786	95,250,744
Diluted	97,639,507	95,525,679	97,152,215	95,484,020
Earnings per share (Note 10):
Basic	$ 0.16	$ 0.20	$ 0.27	$ 0.30
Diluted	$ 0.16	$ 0.20	$ 0.26	$ 0.30